FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 360.0	$ 438.0
Derivative financial liabilities, fair value	(596.0)	(638.0)
Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	1.0	0.0
Derivative financial liabilities, fair value	0.0	0.0
Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	59.0	8.0
Derivative financial assets, fair value	1.0	0.0
Derivative liability, notional amount	213.0	20.0
Derivative financial liabilities, fair value	0.0	0.0
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	187.0	266.0
Derivative financial liabilities, fair value	(425.0)	(518.0)
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	186.0	499.0
Derivative financial assets, fair value	4.0	35.0
Derivative liability, notional amount	574.0	195.0
Derivative financial liabilities, fair value	(14.0)	(39.0)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	448.0	59.0
Derivative financial assets, fair value	5.0	6.0
Derivative liability, notional amount	435.0	1,088.0
Derivative financial liabilities, fair value	(20.0)	(113.0)
Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,187.0	2,614.0
Derivative financial assets, fair value	74.0	151.0
Derivative liability, notional amount	4,851.0	1,701.0
Derivative financial liabilities, fair value	(82.0)	(17.0)
Currency swaps purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	755.0	1,189.0
Derivative financial assets, fair value	20.0	7.0
Derivative liability, notional amount	4,514.0	3,734.0
Derivative financial liabilities, fair value	(163.0)	(55.0)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	5,412.0	4,203.0
Derivative financial assets, fair value	83.0	67.0
Derivative liability, notional amount	94.0	75.0
Derivative financial liabilities, fair value	(1.0)	0.0
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	111.0	1.0
Derivative financial assets, fair value	1.0	0.0
Derivative liability, notional amount	5,450.0	3,602.0
Derivative financial liabilities, fair value	(145.0)	(294.0)
Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	172.0	172.0
Derivative financial liabilities, fair value	(171.0)	(120.0)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	810.0	386.0
Derivative financial assets, fair value	56.0	26.0
Derivative liability, notional amount	536.0	302.0
Derivative financial liabilities, fair value	(26.0)	(44.0)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,083.0	571.0
Derivative financial assets, fair value	114.0	146.0
Derivative liability, notional amount	1,004.0	651.0
Derivative financial liabilities, fair value	(116.0)	(76.0)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	86.0	3.0
Derivative financial assets, fair value	2.0	0.0
Derivative liability, notional amount	544.0	0.0
Derivative financial liabilities, fair value	$ (29.0)	$ 0.0